Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information
Entity Registrant Name	EQT Midstream Partners, LP
Entity Central Index Key	0001540947
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false